Apr. 27, 2020
SUPPLEMENT DATED AUGUST 21, 2020
TO THE PROSPECTUS DATED APRIL 27, 2020

JNL® SERIES TRUST

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective July 17, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for all applicable funds, please delete “Foreign regulatory risk” in the entirety and replace with following:

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Foreign regulatory risk – The Adviser is a subsidiary of Jackson. Jackson is a wholly owned subsidiary of Jackson Financial Inc., which is a subsidiary of Prudential plc. Prudential plc is a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America, or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

Effective August 4, 2020, in the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” sub-heading, “Relative Value Strategies,” for the JNL Multi-Manager Alternative Fund, please delete the first paragraph in the entirety.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” sub-heading, “WCM Small Cap Value Strategy,” for the JNL Multi-Manager Small Cap Value Fund, please delete the third through fifth paragraphs in the entirety.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL Multi-Manager Small Cap Value Fund, please add the following after the last paragraph:

JNAM also may choose to allocate the Fund’s assets to additional strategies in the future. There is no assurance that any or all of the strategies discussed in this prospectus will be used by JNAM or the Sub-Advisers.

JNAM may also manage Fund assets directly to seek to enhance returns, or to hedge and to manage the Fund’s cash and short-term instruments.

The Fund has flexibility in the relative weighting of each asset class and expects to vary the percentages of assets invested in each asset class from time to time. JNAM’s allocations to the underlying Sub-Advisers will be a function of a variety of factors including each underlying strategy’s expected returns, volatility, correlation, and contribution to the Fund’s overall risk profile.

In the section entitled, “Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Franklin Templeton Growth Allocation Fund, please delete last paragraph in the entirety and replace with the following:

The Fund may also invest in derivative instruments. The Fund regularly uses currency derivatives, including forward foreign currency exchange contracts, currency futures contracts, currency swaps and currency options to hedge (protect) against currency risks. The Fund also may, from time to time, use a variety of equity-related derivatives, which may include purchasing or selling call and put options on equity securities and equity security indices, futures on equity securities and equity indexes and options on equity index futures, for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in certain equity markets. In addition, the Fund may, from time to time, use credit default swaps and options on credit default swaps and interest rate derivatives, including interest rate swaps and interest rate/bond futures contracts, and options on interest rate/bond futures and on interest rate swaps (swaptions) for various purposes including enhancing Fund returns, increasing liquidity, gaining exposure to particular instruments in more efficient or less expensive ways and/or hedging risks relating to changes in interest rates. The use of such derivative transactions may allow the Fund to obtain net long or net short exposures to selected markets, interest rates, countries, currencies or durations.